7. Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Details
Deferred Tax Assets, Other Loss Carryforwards	$ 20,854,000	$ 22,586,000
Deferred Tax Assets, Property, Plant and Equipment	1,642,000	1,769,000
Deferred Tax Assets, Net of Valuation Allowance	22,496,000	$ 24,355,000
Income Tax Examination, Penalties Expense	$ 20,000